Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

May 31, 2019

SBI-QTLY-0719
1.9887291.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
4.85% 7/15/45 (a)	$68,000	$68,992
5.25% 3/1/37	264,000	283,442
5.7% 3/1/57	34,000	38,183
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	154,480
Verizon Communications, Inc.:
4.016% 12/3/29 (b)	200,000	211,323
5.5% 3/16/47	86,000	103,896
		860,316
Entertainment - 0.2%
The Walt Disney Co. 6.2% 12/15/34 (b)	105,000	139,436
Media - 0.3%
Discovery Communications LLC 4.375% 6/15/21	149,000	153,938
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC:
4.125% 5/30/25	120,000	124,489
4.375% 5/30/28	25,000	26,070
5% 5/30/38	43,000	44,055
		194,614

TOTAL COMMUNICATION SERVICES		1,348,304

CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	62,861
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp. 3.7% 1/30/26	155,000	161,493
Starbucks Corp.:
3.8% 8/15/25	50,000	52,279
4.5% 11/15/48	32,000	33,264
		247,036
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	25,477
Specialty Retail - 0.3%
Lowe's Companies, Inc.:
3.1% 5/3/27	34,000	33,612
4.05% 5/3/47	62,000	58,355
The Home Depot, Inc. 4.5% 12/6/48	70,000	78,649
		170,616

TOTAL CONSUMER DISCRETIONARY		505,990

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Maple Escrow Subsidiary, Inc. 5.085% 5/25/48 (b)	60,000	64,172
Food & Staples Retailing - 0.1%
Kroger Co. 4.65% 1/15/48	30,000	28,860
Food Products - 0.5%
Campbell Soup Co. 3.65% 3/15/23	26,000	26,523
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	31,517
5.4% 11/1/48	22,000	23,160
H.J. Heinz Co. 3.95% 7/15/25	169,000	171,761
Tyson Foods, Inc.:
4% 3/1/26	40,000	41,773
5.1% 9/28/48	40,000	42,576
		337,310

TOTAL CONSUMER STAPLES		430,342

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Halliburton Co. 5% 11/15/45	86,000	90,247
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.:
3.25% 4/15/22	140,000	141,065
4.375% 10/15/28	50,000	50,922
ConocoPhillips Co. 6.5% 2/1/39	95,000	129,176
Devon Energy Corp. 3.25% 5/15/22	139,000	140,738
Equinor ASA 3.625% 9/10/28	70,000	73,688
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	190,627
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	88,500
MPLX LP:
4.5% 4/15/38	48,000	45,647
4.875% 12/1/24	152,000	162,739
4.9% 4/15/58	50,000	47,419
Noble Energy, Inc. 4.95% 8/15/47	74,000	75,740
ONEOK, Inc. 7.5% 9/1/23	119,000	138,262
Williams Partners LP:
3.75% 6/15/27	26,000	26,325
4.3% 3/4/24	149,000	156,445
		1,467,293

TOTAL ENERGY		1,557,540

FINANCIALS - 7.7%
Banks - 3.6%
Bank of America Corp.:
3.004% 12/20/23 (c)	200,000	201,221
3.55% 3/5/24 (c)	250,000	255,497
3.974% 2/7/30 (c)	35,000	36,085
4.271% 7/23/29 (c)	60,000	63,416
4.33% 3/15/50 (c)	50,000	53,010
Barclays PLC 3.2% 8/10/21	200,000	199,734
Citigroup, Inc.:
3.2% 10/21/26	191,000	190,321
4.65% 7/23/48	65,000	71,886
HSBC Holdings PLC 4.292% 9/12/26 (c)	250,000	259,982
JPMorgan Chase & Co.:
3.559% 4/23/24 (c)	285,000	292,378
4.203% 7/23/29 (c)	30,000	31,745
4.452% 12/5/29 (c)	75,000	81,220
4.95% 6/1/45	92,000	104,246
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	20,381
Royal Bank of Scotland Group PLC 3.875% 9/12/23	200,000	201,295
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	120,000	125,918
U.S. Bancorp 3.9% 4/26/28	94,000	101,765
		2,290,100
Capital Markets - 1.5%
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	97,209
4.25% 10/14/21	148,000	148,660
Goldman Sachs Group, Inc. 6.75% 10/1/37	180,000	226,651
IntercontinentalExchange, Inc. 3.75% 9/21/28	20,000	21,206
Morgan Stanley:
3.625% 1/20/27	268,000	272,993
3.737% 4/24/24 (c)	200,000	206,103
		972,822
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	147,677
American Express Co. 3.4% 2/22/24	80,000	82,143
Capital One Financial Corp. 3.8% 1/31/28	244,000	243,949
Discover Financial Services:
3.85% 11/21/22	141,000	145,539
4.5% 1/30/26	102,000	106,601
		725,909
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc. 5% 4/20/48	16,000	16,142
Brixmor Operating Partnership LP 4.125% 5/15/29	9,000	9,150
Cigna Corp.:
4.125% 11/15/25 (b)	12,000	12,535
4.375% 10/15/28 (b)	20,000	20,994
4.8% 8/15/38 (b)	19,000	19,439
4.9% 12/15/48 (b)	19,000	19,443
KfW 2.375% 12/29/22	363,000	368,038
		465,741
Insurance - 0.8%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	148,196
American International Group, Inc. 4.5% 7/16/44	127,000	128,097
Aon PLC 4.75% 5/15/45	68,000	73,014
Lincoln National Corp. 3.8% 3/1/28	76,000	78,319
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	37,234
Prudential Financial, Inc. 4.35% 2/25/50	70,000	74,760
		539,620

TOTAL FINANCIALS		4,994,192

HEALTH CARE - 2.4%
Biotechnology - 1.0%
AbbVie, Inc. 3.6% 5/14/25	180,000	183,463
Amgen, Inc. 4.4% 5/1/45	90,000	90,527
Celgene Corp.:
3.25% 2/20/23	130,000	132,577
4.55% 2/20/48	70,000	76,220
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	181,544
		664,331
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 3.363% 6/6/24	54,000	54,813
Medtronic, Inc. 4.375% 3/15/35	157,000	174,710
		229,523
Health Care Providers & Services - 0.6%
Cigna Corp. 3.75% 7/15/23 (b)	24,000	24,628
CVS Health Corp.:
4.3% 3/25/28	150,000	154,574
4.78% 3/25/38	42,000	41,854
5.05% 3/25/48	60,000	60,988
UnitedHealth Group, Inc. 6.875% 2/15/38	94,000	131,697
		413,741
Pharmaceuticals - 0.4%
AstraZeneca PLC 4.375% 8/17/48	66,000	69,474
Bristol-Myers Squibb Co. 3.4% 7/26/29 (b)	50,000	51,387
Merck & Co., Inc. 2.9% 3/7/24	150,000	153,230
		274,091

TOTAL HEALTH CARE		1,581,686

INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.4%
FedEx Corp.:
3.25% 4/1/26	152,000	154,459
4.95% 10/17/48	28,000	29,012
United Parcel Service, Inc. 3.75% 11/15/47	58,000	56,095
		239,566
Electrical Equipment - 0.2%
Eaton Corp. 2.75% 11/2/22	137,000	137,295
Road & Rail - 0.6%
Canadian National Railway Co. 2.75% 3/1/26	141,000	141,235
CSX Corp. 4.5% 3/15/49	70,000	74,693
Union Pacific Corp.:
3.95% 9/10/28	25,000	26,661
4.5% 9/10/48	132,000	143,504
		386,093
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.75% 2/1/22	138,000	140,768
4.625% 10/1/28	52,000	53,627
		194,395

TOTAL INDUSTRIALS		957,349

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	173,421
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (b)	144,000	144,821
4.42% 6/15/21 (b)	156,000	159,868
4.9% 10/1/26 (b)	30,000	30,705
8.35% 7/15/46 (b)	34,000	41,558
		376,952
IT Services - 0.2%
IBM Corp. 3.45% 2/19/26	166,000	169,624
Semiconductors & Semiconductor Equipment - 0.0%
Applied Materials, Inc. 4.35% 4/1/47	26,000	27,864
Software - 0.7%
Microsoft Corp. 3.7% 8/8/46	186,000	193,431
Oracle Corp. 2.65% 7/15/26	242,000	237,916
		431,347
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 3.85% 5/4/43	177,000	179,275
Xerox Corp. 4.5% 5/15/21	131,000	132,408
		311,683

TOTAL INFORMATION TECHNOLOGY		1,490,891

MATERIALS - 0.9%
Chemicals - 0.8%
DowDuPont, Inc.:
4.205% 11/15/23	20,000	21,071
4.725% 11/15/28	20,000	21,846
LYB International Finance BV 4% 7/15/23	135,000	140,164
LYB International Finance II BV 3.5% 3/2/27	90,000	87,458
Nutrien Ltd.:
4.2% 4/1/29	6,000	6,245
5% 4/1/49	11,000	11,435
Sherwin-Williams Co. 4.5% 6/1/47	54,000	53,543
The Dow Chemical Co.:
3.15% 5/15/24 (b)	30,000	30,140
4.8% 5/15/49 (b)	40,000	40,247
The Mosaic Co. 4.25% 11/15/23	131,000	137,049
		549,198
Containers & Packaging - 0.1%
International Paper Co. 4.75% 2/15/22	62,000	65,233

TOTAL MATERIALS		614,431

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
ERP Operating LP 4.5% 7/1/44	50,000	55,297
Kimco Realty Corp. 2.8% 10/1/26	150,000	143,660
Simon Property Group LP 2.75% 6/1/23	75,000	75,510
Welltower, Inc. 3.95% 9/1/23	162,000	169,459
		443,926
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	26,359

TOTAL REAL ESTATE		470,285

UTILITIES - 0.5%
Electric Utilities - 0.1%
Tampa Electric Co. 4.45% 6/15/49	35,000	37,445
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 3.85% 2/1/24	65,000	67,828
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	44,312
NiSource Finance Corp. 3.95% 3/30/48	52,000	50,154
Sempra Energy:
3.4% 2/1/28	26,000	25,616
3.8% 2/1/38	30,000	28,214
4% 2/1/48	46,000	42,870
		258,994

TOTAL UTILITIES		296,439

TOTAL NONCONVERTIBLE BONDS
(Cost $13,677,327)		14,247,449

U.S. Government and Government Agency Obligations - 46.0%
U.S. Government Agency Obligations - 1.1%
Fannie Mae 2.875% 9/12/23	150,000	155,412
Federal Home Loan Bank:
2.5% 2/13/24	$30,000	$30,695
2.625% 10/1/20	300,000	302,235
3.25% 11/16/28	10,000	10,754
Freddie Mac 2.375% 1/13/22	253,000	255,756

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		754,852

U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.25% 8/15/46	56,000	52,458
2.5% 2/15/45	222,000	219,346
2.5% 2/15/46	74,000	73,003
2.5% 5/15/46	43,000	42,404
2.75% 8/15/42	41,000	42,603
2.75% 11/15/42	43,000	44,631
2.75% 11/15/47	13,000	13,452
2.875% 5/15/43	158,000	167,449
2.875% 5/15/49	66,000	70,171
3% 5/15/42	13,000	14,100
3% 11/15/44	200,000	216,688
3% 5/15/45	84,000	91,130
3% 11/15/45	44,000	47,757
3% 5/15/47	87,000	94,487
3% 2/15/48	400,000	434,188
3% 8/15/48	28,000	30,429
3% 2/15/49	81,000	88,189
3.125% 2/15/43	24,000	26,513
3.125% 8/15/44	818,000	904,753
3.125% 5/15/48	57,000	63,372
3.375% 5/15/44	319,000	367,573
3.375% 11/15/48	32,000	37,340
3.625% 8/15/43	277,000	331,448
3.625% 2/15/44	112,000	134,138
3.75% 8/15/41	38,000	46,197
3.75% 11/15/43	440,000	536,852
4.375% 5/15/40	45,000	59,333
4.5% 2/15/36	20,000	26,100
4.5% 5/15/38	321,000	426,579
5% 5/15/37	10,000	13,946
U.S. Treasury Notes:
0.75% 7/15/19	354,000	353,309
1.125% 7/31/21	29,000	28,506
1.125% 9/30/21	209,000	205,367
1.25% 3/31/21	173,000	170,750
1.375% 9/30/19	1,000	997
1.375% 8/31/20	35,000	34,676
1.375% 9/15/20	14,000	13,872
1.375% 9/30/20	11,000	10,894
1.5% 5/31/20	19,000	18,863
1.5% 8/15/26	627,000	604,320
1.625% 10/15/20	134,000	133,189
1.625% 8/31/22	180,000	178,474
1.75% 11/30/19	13,000	12,959
1.75% 11/15/20	385,000	383,240
1.875% 7/31/22	634,000	633,579
2% 1/15/21	650,000	649,771
2% 10/31/22	7,000	7,022
2% 5/31/24	64,000	64,243
2% 11/15/26	621,000	618,962
2.125% 12/31/22	140,000	141,077
2.125% 3/31/24	342,000	344,979
2.25% 3/31/20	914,000	913,500
2.25% 3/31/21	467,000	469,244
2.25% 4/30/21	462,000	464,527
2.25% 4/15/22	48,000	48,474
2.25% 3/31/26	92,000	93,326
2.25% 2/15/27	556,000	563,602
2.25% 8/15/27	264,000	267,279
2.25% 11/15/27	40,000	40,470
2.375% 4/30/20	29,000	29,023
2.375% 4/15/21	10,000	10,073
2.375% 3/15/22	152,000	154,013
2.375% 2/29/24	867,000	884,780
2.375% 5/15/27	22,000	22,496
2.5% 5/31/20	1,361,000	1,364,296
2.5% 6/30/20	1,000	1,003
2.5% 12/31/20	265,000	266,915
2.5% 1/31/21	758,000	763,981
2.5% 2/28/21	498,000	502,280
2.5% 1/15/22	743,000	754,058
2.5% 2/15/22	636,000	646,012
2.5% 3/31/23	150,000	153,258
2.5% 1/31/24	495,000	507,510
2.5% 2/28/26	131,000	134,950
2.625% 8/31/20	16,000	16,094
2.625% 5/15/21	138,000	139,747
2.625% 6/15/21	1,423,000	1,442,733
2.625% 7/15/21	35,000	35,499
2.625% 12/15/21	470,000	478,500
2.625% 6/30/23	720,000	739,969
2.625% 12/31/23	800,000	824,156
2.625% 12/31/25	5,000	5,187
2.625% 2/15/29	94,000	97,999
2.75% 9/30/20	254,000	256,133
2.75% 11/30/20	309,000	312,138
2.75% 4/30/23	231,000	238,228
2.75% 5/31/23	708,000	730,540
2.75% 7/31/23	232,000	239,649
2.75% 8/31/23	436,000	450,664
2.75% 6/30/25	106,000	110,567
2.75% 2/15/28	303,000	318,458
2.875% 10/31/20	28,000	28,305
2.875% 10/15/21	222,000	226,882
2.875% 11/15/21	157,000	160,575
2.875% 9/30/23	177,000	183,935
2.875% 10/31/23	635,000	660,251
2.875% 11/30/23	1,033,000	1,075,208
2.875% 5/31/25	334,000	350,648
2.875% 11/30/25	31,000	32,620
2.875% 5/15/28	854,000	906,741
2.875% 8/15/28	472,000	501,518
3% 10/31/25	74,000	78,388

TOTAL U.S. TREASURY OBLIGATIONS		29,022,080

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,885,883)		29,776,932

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 16.1%
2.5% 9/1/31 to 4/1/47	835,874	834,336
2.5% 6/1/34 (a)	100,000	100,065
3% 9/1/32 to 9/1/48	2,364,413	2,390,138
3% 6/1/34 (a)	100,000	101,464
3% 6/1/49 (a)	200,000	200,801
3% 7/1/49 (a)	200,000	200,692
3.5% 6/1/34 (a)	100,000	102,720
3.5% 6/1/49 (a)	500,000	509,933
4% 11/1/43 to 12/1/48	1,871,958	1,944,336
4% 6/1/49 (a)	300,000	309,655
4% 6/1/49 (a)	100,000	103,218
4.5% 1/1/48 to 10/1/48	827,211	867,879
4.5% 6/1/49 (a)	200,000	208,947
5% 4/1/25 to 3/1/49	313,730	331,685
5.5% 1/1/49	349,965	375,557
3.5% 1/1/22 to 3/1/49	1,755,216	1,802,087

TOTAL FANNIE MAE		10,383,513

Freddie Mac - 4.2%
3% 10/1/43 to 7/1/45	468,696	473,875
3.5% 8/1/46 to 3/1/48	1,216,342	1,248,071
4% 9/1/45 to 11/1/48	796,685	833,173
4.5% 9/1/48	90,976	95,303
5% 2/1/49	48,299	51,075

TOTAL FREDDIE MAC		2,701,497

Ginnie Mae - 7.9%
3% 11/20/47 to 4/20/48	1,030,333	1,046,422
3% 6/1/49 (a)	100,000	101,503
3.5% 4/20/46 to 10/20/48	1,601,434	1,648,501
3.5% 6/1/49 (a)	200,000	205,581
4% 12/20/47 to 8/20/48	932,880	965,288
4% 6/1/49 (a)	200,000	206,877
4.5% 8/20/48	453,212	472,187
4.5% 6/1/49 (a)	100,000	104,001
5% 12/20/47 to 7/20/48	156,977	164,447
5% 6/1/49 (a)	100,000	104,484
5.5% 6/1/49 (a)	100,000	105,406

TOTAL GINNIE MAE		5,124,697

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,819,509)		18,209,707

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$20,000	$20,325
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	15,983
TOTAL ASSET-BACKED SECURITIES
(Cost $34,989)		36,308

Commercial Mortgage Securities - 1.2%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	103,836
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	65,218
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	130,000	137,607
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	80,000	80,252
Series K080 Class A2, 3.926% 7/25/28	60,000	66,100
Series K-1510 Class A2, 3.718% 1/25/31	41,000	44,135
Series K068 Class A2, 3.244% 8/25/27	70,000	73,240
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	104,842
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	71,923
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $712,426)		747,153

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	94,023
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	87,700
TOTAL MUNICIPAL SECURITIES
(Cost $169,569)		181,723

Foreign Government and Government Agency Obligations - 3.0%
Chilean Republic 3.25% 9/14/21	$134,000	$136,695
Colombian Republic:
4.5% 3/15/29	200,000	210,300
11.75% 2/25/20	136,000	144,801
Hungarian Republic:
5.375% 2/21/23	134,000	145,454
5.375% 3/25/24	32,000	35,418
Panamanian Republic 4% 9/22/24	120,000	125,850
Peruvian Republic 7.35% 7/21/25	113,000	141,920
Polish Government:
3.25% 4/6/26	53,000	54,403
5% 3/23/22	136,000	144,782
Province of Quebec 2.375% 1/31/22	350,000	352,478
United Mexican States:
3.75% 1/11/28	200,000	197,400
4% 10/2/23	128,000	132,162
Uruguay Republic 8% 11/18/22	125,000	141,213
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,911,728)		1,962,876

Supranational Obligations - 1.0%
Asian Development Bank 2.5% 11/2/27	156,000	158,802
European Investment Bank:
2.875% 8/15/23	90,000	93,137
3.125% 12/14/23	90,000	94,286
Inter-American Development Bank 3.125% 9/18/28	60,000	64,485
International Bank for Reconstruction & Development:
2.5% 3/19/24	120,000	122,629
2.75% 7/23/21	130,000	132,050
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $639,977)		665,389
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.41% (d)
(Cost $1,948,057)	1,947,750	1,948,139
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $65,799,465)		67,775,676
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(3,113,750)
NET ASSETS - 100%		$64,661,926

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 6/1/49	$(100,000)	$(98,477)
3% 6/1/34	(50,000)	(50,732)
3% 6/1/49	(200,000)	(200,801)
4% 6/1/49	(150,000)	(154,828)
4% 6/1/49	(150,000)	(154,828)
5.5% 6/1/49	(100,000)	(106,816)
TOTAL TBA SALE COMMITMENTS
(Proceeds $764,496)		$(766,482)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,010,696 or 1.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,292
Total	$16,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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